Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Deficit - USD ($)	Class A Common Stock Previously Reported	Class A Common Stock Revision of Prior Period, Adjustment	Class A Common Stock	Shareholder Receivable Previously Reported	Shareholder Receivable	Additional Paid-in- Capital Previously Reported	Additional Paid-in- Capital Revision of Prior Period, Adjustment	Additional Paid-in- Capital	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Preferred Stock, beginning balance (in shares) at Dec. 31, 2020													0	0
Preferred Stock, beginning balance at Dec. 31, 2020													$ 0	$ 0
Preferred Stock, ending balance (in shares) at Dec. 31, 2021														0
Preferred Stock, ending balance at Dec. 31, 2021														$ 0
Balance at beginning (in shares) at Dec. 31, 2020	1	60,799,999	60,800,000
Balance at beginning at Dec. 31, 2020	$ 0	$ 6,000	$ 6,000	$ 0	$ 0	$ 159,529,000	$ (6,000)	$ 159,523,000	$ 38,000	$ 38,000	$ (151,112,000)	$ (151,112,000)	$ 8,455,000	8,455,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation								3,936,000						3,936,000
Currency translation adjustments										(311,000)				(311,000)
Net loss												(38,905,000)		$ (38,905,000)
Balance at end (in shares) at Dec. 31, 2021			60,800,000											60,800,000
Balance at end at Dec. 31, 2021			$ 6,000		0			163,459,000		(273,000)		(190,017,000)		$ (26,825,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable series A preferred stock, net of issuance costs (in shares)														(85,000)
Issuance of redeemable series A preferred stock, net of issuance costs														$ 79,691,000
Temporary Equity, Accretion to Redemption Value														$ 2,906,000
Preferred Stock, ending balance (in shares) at Dec. 31, 2022														85,000
Preferred Stock, ending balance at Dec. 31, 2022														$ 82,597,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Common Stock upon the reverse recapitalization including PIPE financing, net of transaction costs (in shares)			13,947,218
Issuance of Class A Common Stock upon the reverse recapitalization including PIPE financing, net of transaction costs			$ 1,000					48,465,000						48,466,000
Issuance of Mondee Holdings LLC Class G units upon prepayment of debt								9,750,000						9,750,000
Merger earn-out shares (in shares)			7,400,000
Settlement of related party loan					(20,336,000)									(20,336,000)
Common control acquisition								(2,000,000)						(2,000,000)
Payment made on behalf of Mondee Holdings LLC								(5,241,000)						(5,241,000)
Shares issued upon exercise of common stock warrants (in shares)			118,942
Shares issued upon exercise of common stock warrants								1,368,000						1,368,000
Transfer of Private Warrants to Public Warrants								536,000						536,000
Issuance of common stock warrants								3,891,000						3,891,000
Accrual of dividends and accretion of redeemable series A redeemable preferred stock								(2,906,000)						(2,906,000)
Repurchase of public warrants (Refer to note 4)								(7,481,000)						(7,481,000)
Stock-based compensation								62,042,000						62,042,000
Currency translation adjustments										(348,000)				(348,000)
Net loss												(90,238,000)		$ (90,238,000)
Balance at end (in shares) at Dec. 31, 2022			82,266,160											82,266,160
Balance at end at Dec. 31, 2022			$ 7,000		$ (20,336,000)			$ 271,883,000		$ (621,000)		$ (280,255,000)		$ (29,322,000)